Significant Related Party Transactions and Balances - Schedule of Significant Related Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Fashion Focus Manufacturing Ltd [Member]
Schedule of Transactions Between Related Parties [Line Items]
Management fee charged from	$ 7,323	$ 274,987	$ 223,548
Director’s remuneration charged from	66,959	242,200	114,000
Loan interest charged to (Note 18)		39,418	2,625
Merit Focus Ltd [Member]
Schedule of Transactions Between Related Parties [Line Items]
Loan interest charged to (Note 18)	23,736	331,287	162,743
David Miao [Member]
Schedule of Transactions Between Related Parties [Line Items]
Acquisition of shares from	1,375,000
Duncan Miao [Member]
Schedule of Transactions Between Related Parties [Line Items]
Acquisition of shares from	$ 1,125,000